TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,425,760	2,270,642
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	175,794	128,546
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	139,534	98,155
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	13,966	12,914
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,850,422	1,218,751
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	33,942	29,122
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 33,695	$ 4,848